Consolidated Statements of Changes in Stockholders' Deficit (Ensysce Biosciences, Inc.) - USD ($)		Common Stock [Member] Ensysce Biosciences, Inc [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Ensysce Biosciences, Inc [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Ensysce Biosciences, Inc [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member] Ensysce Biosciences, Inc [Member]	Ensysce Biosciences, Inc [Member]	Total
Balance at Dec. 31, 2018		$ 1,577	$ 660	$ 43,291,725	$ 4,068,751	$ (45,913,206)	$ 930,590		$ (2,619,904)	$ 5,000,001
Balance, shares at Dec. 31, 2018		15,768,725	6,064,800
Issuance of common stock warrants	[1]			10,500					10,500
Stock-based compensation	[1]			6,035,433					6,035,433
Net income (loss)	[1]					(10,102,280)			(10,102,280)
Balance at Dec. 31, 2019		$ 1,577		49,337,658		(56,015,486)			(6,676,251)	5,000,001
Balance, shares at Dec. 31, 2019		15,768,725	7,067,422
Stock-based compensation				68,551					68,551
Net income (loss)						(1,727,745)		(1,976)	(1,729,721)
Balance at Jun. 30, 2020		$ 1,577		49,406,209		(57,743,231)		(1,976)	(8,337,421)
Balance, shares at Jun. 30, 2020		15,768,725
Balance at Dec. 31, 2019		$ 1,577		49,337,658		(56,015,486)			(6,676,251)	5,000,001
Balance, shares at Dec. 31, 2019		15,768,725	7,067,422
Stock-based compensation	[1]			178,679					178,679
Contribution from noncontrolling interest	[1]							20	20
Net income (loss)	[1]					56,770		(217,645)	(160,875)
Balance at Dec. 31, 2020		$ 1,577	$ 622	49,516,337		(55,958,716)	(1,207,680)	(217,625)	(6,658,427)	(1,207,058)
Balance, shares at Dec. 31, 2020		15,768,725	6,224,268
Balance at Mar. 31, 2020		$ 1,577		49,370,144		(57,038,733)			(7,667,012)	4,517,562
Balance, shares at Mar. 31, 2020		15,768,725	7,038,573
Stock-based compensation	[2]			36,065					36,065
Net income (loss)	[2]					(704,498)		(1,976)	(706,474)
Balance at Jun. 30, 2020		$ 1,577		49,406,209		(57,743,231)		(1,976)	(8,337,421)
Balance, shares at Jun. 30, 2020		15,768,725
Balance at Dec. 31, 2020		$ 1,577	$ 622	49,516,337		(55,958,716)	$ (1,207,680)	(217,625)	(6,658,427)	(1,207,058)
Balance, shares at Dec. 31, 2020		15,768,725	6,224,268
Exercise of stock options		$ 28		262,834					$ 262,862
Exercise of stock options, shares		284,825							284,825
Settlement of convertible notes		$ 136		5,696,567					$ 5,696,703
Settlement of convertible notes, shares		1,357,968
Issuance of common stock for business combination, net of transaction costs		$ 684		7,694,580					7,695,264
Issuance of common stock for business combination, net of transaction costs, shares		6,844,268
Stock-based compensation				80,193					80,193
Net income (loss)						(1,883,275)		(26,028)	(1,909,303)
Balance at Jun. 30, 2021		$ 2,425		63,250,511		(57,841,991)		(243,653)	5,167,292
Balance, shares at Jun. 30, 2021		24,255,786
Balance at Mar. 31, 2021		$ 1,605		49,822,991		(56,906,447)		(221,586)	(7,303,437)	1,893,835
Balance, shares at Mar. 31, 2021		16,053,550	6,224,268
Settlement of convertible notes	[2]	$ 136		5,696,567					5,696,703
Settlement of convertible notes, shares		1,357,968
Issuance of common stock for business combination, net of transaction costs	[2]	$ 684		7,694,580					7,695,264
Issuance of common stock for business combination, net of transaction costs, shares		6,844,268
Stock-based compensation	[2]			36,373					36,373
Net income (loss)	[2]					(935,544)		(22,067)	(957,611)
Balance at Jun. 30, 2021		$ 2,425		$ 63,250,511		$ (57,841,991)		$ (243,653)	$ 5,167,292
Balance, shares at Jun. 30, 2021		24,255,786

[1]	Retroactively restated for the merger as described in Note 12
[2]	Prior period amounts have been retroactively restated for the Business Combination as described in Note 1